Fair Values of Assets and Liabilities Textuals (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended									12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 Private Equity Funds [Member]	Dec. 31, 2011 Venture Capital Funds [Member]	Dec. 31, 2011 Finance Leases Financing Receivable [Member]	Dec. 31, 2010 Finance Leases Financing Receivable [Member]	Dec. 31, 2009 Finance Leases Financing Receivable [Member]	Dec. 31, 2008 Finance Leases Financing Receivable [Member]	Dec. 31, 2007 Finance Leases Financing Receivable [Member]	Dec. 31, 2011 Collateralized loan obligations [Member]	Dec. 31, 2010 Collateralized loan obligations [Member]	Dec. 31, 2010 Trading assets (excluding derivatives) [Member]	Dec. 31, 2010 Loans [Member]	Dec. 31, 2010 Mortgage servicing rights [Member]	Dec. 31, 2010 Long-term debt [Member]	Dec. 31, 2011 Available for sale Securities [Member]	Dec. 31, 2010 Available for sale Securities [Member]	Dec. 31, 2011 Available for sale Securities [Member] Debt Securities [Member]	Dec. 31, 2010 Available for sale Securities [Member] Debt Securities [Member]	Dec. 31, 2009 Available for sale Securities [Member] Debt Securities [Member]	Dec. 31, 2011 Other Trading Assets [Member]	Dec. 31, 2011 Carrying amount [Member]	Dec. 31, 2010 Carrying amount [Member]	Dec. 31, 2011 Carrying amount [Member] Offshore Funds [Member]	Dec. 31, 2010 Carrying amount [Member] Offshore Funds [Member]	Dec. 31, 2011 Estimated fair value [Member]	Dec. 31, 2010 Estimated fair value [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosures, Significant Transfers Out Of Level 3															$ 276		$ 118			$ 1,900
Fair Value Disclosure, Significant Transfers Into Level 3																366		359		829
Fair Value Disclosure, Transfers from Level 2 to Level 3																			502			1,700
Fair Value Disclosure Transfers From Level 3 To Level 2																				4,900	801		4,000
Fair Value Disclosure, Transfers from Level 2 to Level 1																								709
Redemption restriction for investment																											200	74
Loans	769,631	757,267	782,770	864,830	382,195			13,117	13,094	14,210	15,829	6,772													731,308	721,016			723,867	710,147
Capital Lease Obligation	116	26
Loan Commitments And Standby, Commercial And Similar Letters of Credit																									495	673			495	673
Total trading assets (excluding derivatives)													583	671
Securities available for sale	$ 222,613	$ 172,654											$ 8,100	$ 4,200
Liquidation period						9y	6y